Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0